Income Taxes - Components of Statutory U.S. Federal Income Tax Rate to Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Expected federal income tax (benefit)					35.00%	35.00%	35.00%
State income taxes (net of federal benefit)					4.50%	4.50%	4.50%
Nondeductible expenses					(0.40%)	(0.40%)	(0.60%)
Provision to return true-ups					(0.10%)	(0.80%)	(0.20%)
Tax credits					0.30%	0.00%	0.00%
Changes in valuation allowance					(62.90%)	(58.40%)	(57.20%)
Income tax expense (benefit)			(11.00%)	(20.90%)	(23.60%)	(20.20%)	(18.60%)
Expected federal income tax (benefit)					$ (10,365)	$ (12,066)	$ (13,093)
State income taxes (net of federal benefit)					(1,325)	(1,539)	(1,666)
Nondeductible expenses					105	146	232
Provision to return true-ups					15	286	84
Tax credits					(79)
Changes in valuation allowance					18,626	20,147	21,417
Total provision for income taxes	$ 1,749	$ 1,743	$ 3,494	$ 3,487	$ 6,977	$ 6,974	$ 6,974